SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2015
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of revenues from sales to unaffiliated customers
	Year ended December 31,
	2015	2014	2013

North America	$1,018	$1,922	$1,687
Europe	1,204	3,189	4,044
Asia (Excluding Philippines)	576	847	435
Philippines	8,071	3,544	3,173
South America (Excluding Brazil)	2,456	4,235	4,579
Brazil	3,487	6,448	5,469
Other (Including Israel)	1,861	3,451	1,095

	$18,673	$23,636	$20,482

Schedule of property and equipment, net, by geographic areas
	Year ended December 31,
	2015	2014	2013

Israel	$339	$151	$213
Other	45	49	40

	$384	$200	$253

Schedule of Financial Expenses, Net
	Years ended December 31,
	2015	2014	2013

Financial Income:
Interest income	$229	$170	$49
Foreign currency exchange gain	36	193	36

	265	363	85

Financial expenses:
Interest and bank charges	(23)	(40)	(117)
Foreign currency exchange gain	(675)	(655)	(259)

	(698)	(695)	(376)

	$(433)	$(332)	$(291)

Schedule of computation of basic and diluted net income (loss) per share
	Years ended December 31,
	2015	2014	2013

Numerator:

Numerator for basic net income (loss) per share	$(923)	$726	$(1,420)

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per share	$(923)	$726	$(1,420)

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	8,572,681	8,088,974	7,340,056

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	503,413	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary share	8,572,681	8,592,387	7,340,056